UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30*

Date of reporting period: February 28, 2015

*	This Form N-Q pertains only to the following series of the Registrant: MFS Global Bond Fund. Each remaining series of the Registrant has a fiscal year end other than November 30th.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

February 28, 2015

MFS® GLOBAL BOND FUND

PORTFOLIO OF INVESTMENTS

2/28/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 89.5%
Asset-Backed & Securitized - 5.2%
AmeriCredit Automobile Receivables Trust, “A2”, 0.54%, 10/10/17		$3,080,439	$3,078,329
Chesapeake Funding LLC, “A”, FRN, 0.621%, 5/07/24 (z)		3,259,243	3,260,267
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/49		2,460,000	2,572,092
Commercial Mortgage Pass-Through Certificates, “A3”, 5.293%, 12/11/49		81,275	81,851
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 12/10/46		843,019	888,217
Commercial Mortgage Pass-Through Certificates, “A4”, 3.183%, 2/10/48		3,104,000	3,177,053
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/48		2,500,000	2,579,297
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.699%, 6/15/39		130,000	136,315
Enterprise Fleet Financing LLC, 2014-1, “A2”, 0.87%, 9/20/19 (n)		2,786,524	2,785,735
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/25 (n)		3,503,000	3,541,148
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/39		1,250,000	1,310,083
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/48		3,108,537	3,249,422
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.784%, 6/15/49		880,148	891,003
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.784%, 6/15/49		2,455,705	2,578,331
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21, “A4”, 3.338%, 3/15/48		691,382	713,824
Morgan Stanley Capital I Trust, “AM”, FRN, 5.703%, 4/15/49		2,458,000	2,573,762

			$33,416,729
Automotive - 0.9%
Ford Motor Credit Co. LLC, 2.597%, 11/04/19		$1,000,000	$1,013,955
General Motors Co., 5.2%, 4/01/45		1,208,000	1,337,414
Lear Corp., 5.375%, 3/15/24		1,000,000	1,030,000
Renault S.A., 3.625%, 9/19/18	EUR	700,000	861,982
Schaeffler Finance B.V., 3.25%, 5/15/19	EUR	600,000	691,895
Volkswagen International Finance N.V., 3.875% to 9/04/18, FRN to 9/29/49	EUR	600,000	717,591

			$5,652,837
Biotechnology - 0.3%
Life Technologies Corp., 6%, 3/01/20		$1,780,000	$2,045,444

Broadcasting - 0.4%
Grupo Televisa S.A.B., 5%, 5/13/45		$750,000	$782,070
Omnicom Group, Inc., 3.65%, 11/01/24		1,000,000	1,033,697
ProSiebenSat.1 Media AG, 2.625%, 4/15/21	EUR	700,000	837,368

			$2,653,135
Building - 0.2%
CRH Finance Ltd., 3.125%, 4/03/23	EUR	450,000	$581,723
Holcim GB Finance Ltd., 8.75%, 4/24/17	GBP	250,000	444,117

			$1,025,840
Business Services - 0.2%
Fidelity National Information Services, Inc., 3.875%, 6/05/24		$1,000,000	$1,023,164

Cable TV - 0.4%
Comcast Corp., 4.65%, 7/15/42		$1,000,000	$1,129,418
Shaw Communications, 5.65%, 10/01/19	CAD	710,000	660,139
Time Warner Cable, Inc., 5.75%, 6/02/31	GBP	350,000	663,197

			$2,452,754
Chemicals - 1.0%
Celanese U.S. Holdings LLC, 4.625%, 11/15/22		$1,393,000	$1,406,930
CF Industries, Inc., 5.15%, 3/15/34		1,000,000	1,119,685

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bond - continued
Chemicals - continued
Huntsman International LLC, 5.125%, 4/15/21	EUR	500,000	$593,096
LyondellBasell Industries N.V., 5.75%, 4/15/24		$1,000,000	1,185,675
LyondellBasell Industries N.V., 4.625%, 2/26/55		750,000	740,060
Solvay Finance, FRN, 4.199%, 5/29/49	EUR	700,000	835,144
Syngenta Finance N.V., 1.875%, 11/02/21	EUR	600,000	723,144

			$6,603,734
Computer Software - 0.2%
VeriSign, Inc., 4.625%, 5/01/23		$1,000,000	$1,000,000

Conglomerates - 0.5%
Kion Finance S.A., 6.75%, 2/15/20	EUR	600,000	$724,809
Roper Industries, Inc., 1.85%, 11/15/17		$2,000,000	2,008,464
Tyco International Finance S.A., 1.375%, 2/25/25	EUR	325,000	362,837

			$3,096,110
Consumer Products - 0.1%
Prosegur Cia de Seguridad S.A., 2.75%, 4/02/18	EUR	600,000	$715,652

Consumer Services - 0.2%
Service Corp. International, 5.375%, 5/15/24		$1,000,000	$1,057,500

Containers - 0.3%
Ball Corp., 5%, 3/15/22		$1,000,000	$1,045,000
Rexam PLC, 6.75% to 6/29/17, FRN to 6/29/67	EUR	540,000	621,660

			$1,666,660
Defense Electronics - 0.1%
BAE Systems, 4.125%, 6/08/22	GBP	500,000	$847,022

Electrical Equipment - 0.0%
Arrow Electronics, Inc., 3.5%, 4/01/22		$285,000	$284,684

Electronics - 0.0%
Tyco Electronics Group S.A., 1.1%, 3/01/23	EUR	175,000	$196,226

Emerging Market Quasi-Sovereign - 0.2%
Petroleos Mexicanos, 4.25%, 1/15/25		$1,000,000	$1,007,000
Petroleos Mexicanos, 4.5%, 1/23/26 (n)		558,000	567,905

			$1,574,905
Emerging Market Sovereign - 1.4%
Dominican Republic, 5.5%, 1/27/25 (n)		$1,584,000	$1,655,280
Republic of Indonesia, 8.375%, 3/15/24	IDR	36,817,000,000	3,123,449
Republic of Indonesia, 7.875%, 4/15/19	IDR	39,369,000,000	3,167,796
Republic of Indonesia, 2.875%, 7/08/21	EUR	550,000	646,251
Russian Federation, 4.875%, 9/16/23 (n)		$200,000	179,200
United Mexican States, 8.5%, 5/31/29	MXN	3,950,000	327,320

			$9,099,296
Energy - Independent - 0.4%
Anadarko Petroleum Corp., 6.375%, 9/15/17		$1,500,000	$1,678,974
Concho Resources, Inc., 6.5%, 1/15/22		976,000	1,037,000

			$2,715,974

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bond - continued
Energy - Integrated - 0.3%
BG Energy Capital PLC, 6.5% to 11/30/17, FRN to 11/30/72	EUR	500,000	$618,275
Eni S.p.A., 4%, 6/29/20	EUR	400,000	525,582
Repsol International Finance B.V., 3.625%, 10/07/21	EUR	600,000	777,518

			$1,921,375
Entertainment - 0.2%
Carnival Corp., 1.875%, 12/15/17		$1,106,000	$1,104,989

Financial Institutions - 1.0%
CIT Group, Inc., 5.25%, 3/15/18		$2,000,000	$2,112,000
General Electric Capital Corp., 1%, 1/08/16		2,000,000	2,010,108
SLM Corp., 4.875%, 6/17/19		2,000,000	2,090,000

			$6,212,108
Food & Beverages - 0.9%
Coca-Cola Co., 4.25%, 11/16/16	EUR	500,000	$595,120
Coca-Cola Co., 0.75%, 3/09/23	EUR	450,000	502,383
Coca-Cola Co., 1.125%, 3/09/27	EUR	400,000	443,508
Constellation Brands, Inc., 4.25%, 5/01/23		$1,301,000	1,349,788
Kraft Foods Group, Inc., 2.25%, 6/05/17		2,000,000	2,035,830
Mondelez International, Inc., 1%, 3/07/22	EUR	125,000	140,363
Mondelez International, Inc., 2.375%, 3/06/35	EUR	125,000	140,644
Tyson Foods, Inc., 5.15%, 8/15/44		$750,000	882,999

			$6,090,635
Food & Drug Stores - 0.3%
CVS Health Corp., 3.375%, 8/12/24		$1,500,000	$1,561,842
Loblaw Cos. Ltd., 4.86%, 9/12/23	CAD	720,000	667,323

			$2,229,165
Forest & Paper Products - 0.3%
International Paper Co., 6%, 11/15/41		$750,000	$885,437
Smurfit Kappa Acquisitions, 2.75%, 2/01/25 (z)	EUR	750,000	866,564

			$1,752,001
Gaming & Lodging - 0.3%
Wyndham Worldwide Corp., 5.625%, 3/01/21		$1,500,000	$1,684,751

Insurance - 0.8%
American International Group, Inc., 4.875% to 3/15/17, FRN to 3/15/67	EUR	900,000	$1,049,949
Assicurazioni Generali S.p.A., 7.75% to 12/12/22, FRN to 12/12/42	EUR	300,000	438,108
Aviva PLC, FRN, 5.7%, 9/29/49	EUR	600,000	688,216
CNP Assurances S.A., 6% to 2020, FRN to 9/14/40	EUR	600,000	805,716
Delta Lloyd Levensverzek, FRN, 9%, 8/29/42	EUR	650,000	963,782
Unum Group, 4%, 3/15/24		$1,000,000	1,041,868

			$4,987,639
Insurance - Property & Casualty - 0.5%
Amlin PLC, 6.5% to 12/19/16, FRN to 12/19/26	GBP	300,000	$488,629
CNA Financial Corp., 5.875%, 8/15/20		$1,000,000	1,149,993
Marsh & McLennan Cos., Inc., 3.5%, 6/03/24		1,000,000	1,031,054
QBE Capital Funding IV LP, 7.5% to 2021, FRN to 5/24/41	GBP	450,000	805,509

			$3,475,185
International Market Quasi-Sovereign - 0.1%
ESB Finance Ltd., 4.375%, 11/21/19	EUR	600,000	$790,781

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bond - continued
International Market Sovereign - 46.6%
Federal Republic of Germany, 2.5%, 7/04/44	EUR	3,149,000	$4,913,499
Federal Republic of Germany, 6.25%, 1/04/30	EUR	3,213,000	6,484,146
Government of Australia, 5.75%, 5/15/21	AUD	19,420,000	18,385,165
Government of Canada, 3.25%, 6/01/21	CAD	8,940,000	8,205,906
Government of Canada, 5.75%, 6/01/33	CAD	4,156,000	5,380,526
Government of Canada, 4%, 6/01/41	CAD	1,129,000	1,288,050
Government of Japan, 1.1%, 6/20/20	JPY	3,089,800,000	27,221,338
Government of Japan, 2.1%, 9/20/24	JPY	2,535,950,000	24,737,538
Government of Japan, 2.2%, 9/20/27	JPY	1,670,900,000	16,761,128
Government of Japan, 1.5%, 3/20/34	JPY	221,000,000	1,972,981
Government of Japan, 2.4%, 3/20/37	JPY	379,950,000	3,870,154
Government of Japan, 2%, 3/20/52	JPY	176,700,000	1,670,309
Government of New Zealand, 5%, 3/15/19	NZD	7,226,000	5,834,793
Government of New Zealand, 5.5%, 4/15/23	NZD	6,679,000	5,834,448
Kingdom of Belgium, 4%, 3/28/32	EUR	2,057,000	3,398,919
Kingdom of Denmark, 3%, 11/15/21	DKK	16,539,000	2,967,317
Kingdom of Denmark, 1.5%, 11/15/23	DKK	22,558,000	3,769,413
Kingdom of Denmark, 4.5%, 11/15/39	DKK	6,730,000	1,813,035
Kingdom of Norway, 3.75%, 5/25/21	NOK	44,700,000	6,758,601
Kingdom of Norway, 3%, 3/14/24	NOK	26,028,000	3,851,209
Kingdom of Spain, 5.4%, 1/31/23	EUR	7,468,000	11,096,177
Kingdom of Spain, 5.5%, 7/30/17	EUR	9,077,000	11,440,016
Kingdom of Spain, 4.6%, 7/30/19	EUR	5,964,000	7,866,660
Kingdom of Sweden, 5%, 12/01/20	SEK	48,890,000	7,469,878
Kingdom of Sweden, 3.5%, 6/01/22	SEK	12,430,000	1,816,685
Kingdom of Sweden, 1.5%, 11/13/23	SEK	46,870,000	6,047,506
Kingdom of the Netherlands, 5.5%, 1/15/28	EUR	2,720,000	4,890,100
Republic of Austria, 1.75%, 10/20/23	EUR	5,291,000	6,662,414
Republic of France, 6%, 10/25/25	EUR	3,992,000	6,944,957
Republic of France, 4.75%, 4/25/35	EUR	4,175,000	7,681,122
Republic of France, 4.5%, 4/25/41	EUR	341,000	651,455
Republic of Italy, 5.5%, 9/01/22	EUR	6,255,000	9,227,019
Republic of Italy, 5.25%, 8/01/17	EUR	14,314,000	17,944,929
Republic of Italy, 3.75%, 3/01/21	EUR	13,599,000	17,848,233
Republic of Portugal, 4.95%, 10/25/23	EUR	4,649,000	6,602,862
United Kingdom Treasury, 5%, 3/07/18	GBP	735,000	1,274,846
United Kingdom Treasury, 8%, 6/07/21	GBP	1,783,000	3,835,866
United Kingdom Treasury, 4.25%, 12/07/27	GBP	2,717,000	5,267,655
United Kingdom Treasury, 4.25%, 3/07/36	GBP	2,310,000	4,672,650
United Kingdom Treasury, 3.25%, 1/22/44	GBP	2,320,000	4,142,674
United Kingdom Treasury, 3.75%, 7/22/52	GBP	1,424,000	2,882,861

			$301,385,040
Machinery & Tools - 0.3%
Loxam SAS, 4.875%, 7/23/21	EUR	900,000	$1,027,288
United Rentals North America, Inc., 5.75%, 11/15/24		$1,000,000	1,055,000

			$2,082,288
Major Banks - 3.0%
ABN AMRO Bank N.V., 7.125%, 7/06/22	EUR	400,000	$609,915
Bank of America Corp., 2%, 1/11/18		$1,500,000	1,509,224
Bank of America Corp., 4.125%, 1/22/24		1,000,000	1,062,119
Bank of America Corp., 4.875%, 4/01/44		750,000	859,615
Barclays Bank PLC, 6%, 1/14/21	EUR	450,000	629,829
Barclays Bank PLC, 6.75% to 1/16/18, FRN to 1/16/23	GBP	300,000	511,469

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bond - continued
Major Banks - continued
BBVA Senior Finance S.A., 3.25%, 3/21/16	EUR	400,000	$461,486
Credit Agricole S.A., 7.375%, 12/18/23	GBP	300,000	603,901
Credit Agricole S.A., 7.875% to 10/26/19, FRN to 10/29/49	EUR	500,000	672,129
Goldman Sachs Group, Inc., 4%, 3/03/24		$2,000,000	2,114,332
Huntington National Bank, 2.4%, 4/01/20		540,000	542,697
ING Bank N.V., 4.875%, 1/18/21	EUR	350,000	488,838
ING Bank N.V., FRN, 3.5%, 11/21/23	EUR	700,000	840,365
JPMorgan Chase & Co., 4.25%, 10/15/20		$2,000,000	2,185,824
JPMorgan Chase & Co., 3.125%, 1/23/25		847,000	837,970
Morgan Stanley, 3.875%, 4/29/24		1,500,000	1,577,096
Morgan Stanley, 5.5%, 7/28/21		484,000	559,465
Morgan Stanley, 4.3%, 1/27/45		407,000	414,361
Royal Bank of Scotland Group PLC, 5.5%, 3/23/20	EUR	450,000	624,905
Royal Bank of Scotland Group PLC, 3.625% to 3/25/19, FRN to 3/25/24	EUR	700,000	821,077
Societe Generale S.A., 4.25%, 7/13/22	EUR	300,000	422,591
Wells Fargo & Co., 3%, 2/19/25		$431,000	429,829
Wells Fargo & Co., 5.875% to 6/15/25, FRN to 12/31/49		424,000	446,260

			$19,225,297
Medical & Health Technology & Services - 1.0%
Becton, Dickinson and Co., 3.734%, 12/15/24		$1,000,000	$1,048,448
Davita, Inc., 6.625%, 11/01/20		1,500,000	1,582,500
HCA, Inc., 4.75%, 5/01/23		1,301,000	1,372,425
Laboratory Corp. of America Holdings, 4.7%, 2/01/45		526,000	540,595
Thermo Fisher Scientific, Inc., 2.25%, 8/15/16		2,000,000	2,035,000

			$6,578,968
Medical Equipment - 0.2%
Medtronic, Inc., 3.5%, 3/15/25 (n)		$1,500,000	$1,565,651

Metals & Mining - 0.6%
Cameco Corp., 5.67%, 9/02/19	CAD	1,070,000	$974,606
Glencore Finance Europe, 6.5%, 2/27/19	GBP	250,000	443,549
Rio Tinto Finance (USA) Ltd., 3.75%, 9/20/21		$1,000,000	1,051,651
Southern Copper Corp., 5.25%, 11/08/42		1,000,000	903,680
Xstrata Finance Canada Ltd., 5.25%, 6/13/17	EUR	400,000	493,673

			$3,867,159
Midstream - 1.2%
Access Midstream Partner LP, 4.875%, 3/15/24		$1,000,000	$1,030,000
Enbridge, Inc., 3.19%, 12/05/22	CAD	780,000	648,378
Energy Transfer Partners LP, 5.15%, 2/01/43		$750,000	782,356
Enterprise Products Operating LLC, 3.9%, 2/15/24		1,000,000	1,054,215
Kinder Morgan Energy Partners LP, 4.15%, 2/01/24		2,000,000	2,076,436
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.875%, 12/01/24		1,000,000	1,027,500
ONEOK, Inc., 4.25%, 2/01/22		1,000,000	944,010
Sabine Pass Liquefaction LLC, 5.625%, 3/01/25 (n)		129,000	129,645

			$7,692,540
Mortgage-Backed - 3.3%
Fannie Mae, 3.99%, 7/01/21		$565,444	$621,190
Fannie Mae, 4.68%, 9/01/19		200,000	223,031
Fannie Mae, 4.26%, 12/01/19		185,235	203,727
Fannie Mae, 2.77%, 3/01/22		379,011	390,558
Fannie Mae, TBA, 4%, 6/01/44		3,333,000	3,563,485

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bond - continued
Mortgage-Backed - continued
Fannie Mae, TBA, 3.5%, 3/01/45		$5,333,000	$5,589,130
Freddie Mac, 1.426%, 8/25/17		613,000	617,523
Freddie Mac, 1.883%, 5/25/19		2,440,000	2,456,636
Freddie Mac, 2.637%, 1/25/23		2,595,000	2,647,764
Freddie Mac, 3.32%, 2/25/23		12,000	12,805
Ginnie Mae, TBA, 3.5%, 3/01/45		4,667,000	4,894,516

			$21,220,365
Natural Gas - Distribution - 0.3%
Centrica PLC, 4.375%, 3/13/29	GBP	350,000	$600,454
GNL Quintero S.A., 4.634%, 7/31/29 (n)		$1,600,000	1,662,608

			$2,263,062
Network & Telecom - 1.4%
British Telecommunications PLC, 5.75%, 12/07/28	GBP	400,000	$774,584
CenturyLink, Inc., 7.6%, 9/15/39		$1,301,000	1,327,020
OTE PLC, 7.875%, 2/07/18	EUR	450,000	548,246
OTE PLC, 3.5%, 7/09/20	EUR	725,000	777,926
Telecom Italia Finance S.A., 7.75%, 1/24/33	EUR	300,000	508,642
Telecom Italia S.p.A., 5.375%, 1/29/19	EUR	600,000	765,853
Verizon Communications, Inc., 2.625%, 2/21/20		$2,000,000	2,018,152
Verizon Communications, Inc., 2.625%, 12/01/31	EUR	700,000	871,349
Verizon Communications, Inc., 6.55%, 9/15/43		$1,000,000	1,314,245

			$8,906,017
Other Banks & Diversified Financials - 1.5%
Bankia S.A., 3.5%, 1/17/19	EUR	600,000	$729,256
Banque Federative du Credit Mutuel, 2%, 9/19/19	EUR	400,000	477,751
CaixaBank S.A., 5% to 11/14/18, FRN to 11/14/23	EUR	500,000	608,460
Capital One Financial Corp., 3.2%, 2/05/25		$791,000	779,944
Citigroup, Inc., 1.25%, 1/15/16		2,000,000	2,007,446
Corpbanca, 3.875%, 9/22/19 (n)		1,600,000	1,616,301
Discover Financial Serices, 3.95%, 11/06/24		1,000,000	1,019,228
Intesa Sanpaolo S.p.A., 4.125%, 9/19/16	EUR	400,000	472,535
Intesa Sanpaolo S.p.A., 5.25%, 1/28/22	GBP	350,000	617,194
LBG Capital No.2 PLC, 6.385%, 5/12/20	EUR	700,000	828,377
Rabobank Nederland N.V., 4%, 9/19/22	GBP	250,000	428,094

			$9,584,586
Pharmaceuticals - 2.1%
AbbVie, Inc., 1.75%, 11/06/17		$2,000,000	$2,015,736
Actavis Funding SCS, 4.85%, 6/15/44		750,000	773,240
Amgen, Inc., 2.3%, 6/15/16		2,000,000	2,032,512
Bayer AG, 3.00% to 7/01/20, FRN to 7/01/75	EUR	500,000	594,495
Celgene Corp., 1.9%, 8/15/17		$2,000,000	2,024,526
Gilead Sciences, Inc., 3.7%, 4/01/24		1,000,000	1,067,393
Gilead Sciences, Inc., 4.5%, 2/01/45		750,000	829,866
Hospira, Inc., 5.2%, 8/12/20		236,000	267,253
Mylan, Inc., 2.6%, 6/24/18		2,000,000	2,031,412
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)		1,200,000	1,275,000
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17		1,000,000	998,407

			$13,909,840
Printing & Publishing - 0.3%
Gannett Co., Inc., 5.125%, 10/15/19		$1,000,000	$1,047,500
WPP Finance S.A., 2.25%, 9/22/26	EUR	700,000	858,747

			$1,906,247

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bond - continued
Railroad & Shipping - 0.1%
Union Pacific Corp., 3.875%, 2/01/55		$611,000	$598,434

Real Estate - Apartment - 0.4%
Deutsche Annington Finance B.V., 2.125%, 7/09/22	EUR	650,000	$783,231
Deutsche Annington Finance B.V., 4.625% to 4/08/19, FRN to 4/08/74	EUR	500,000	603,771
ERP Operating LP, REIT, 4.625%, 12/15/21		$1,000,000	1,110,630

			$2,497,632
Real Estate - Office - 0.2%
Boston Properties LP, REIT, 3.7%, 11/15/18		$1,000,000	$1,063,139

Real Estate - Retail - 0.4%
Hammerson PLC, 2.75%, 9/26/19	EUR	450,000	$551,478
Hammerson PLC, 6%, 2/23/26	GBP	350,000	688,276
Simon Property Group, Inc., REIT, 10.35%, 4/01/19		$1,000,000	1,298,742

			$2,538,496
Restaurants - 0.1%
YUM! Brands, Inc., 5.35%, 11/01/43		$750,000	$828,374

Retailers - 0.9%
Bed Bath & Beyond, Inc., 5.165%, 8/01/44		$750,000	$813,793
Best Buy Co., Inc., 5.5%, 3/15/21		1,208,000	1,260,548
Dollar General Corp., 3.25%, 4/15/23		1,000,000	965,497
Gap, Inc., 5.95%, 4/12/21		1,000,000	1,143,357
Home Depot, Inc., 4.875%, 2/15/44		750,000	894,119
Marks & Spencer PLC, 4.75%, 6/12/25	GBP	400,000	683,577

			$5,760,891
Specialty Chemicals - 0.4%
Ecolab, Inc., 3%, 12/08/16		$750,000	$774,134
Ecolab, Inc., 4.35%, 12/08/21		1,000,000	1,095,324
Mexichem S.A.B. de C.V., 5.875%, 9/17/44		1,000,000	1,010,000

			$2,879,458
Supermarkets - 0.1%
Delhaize Group, 3.125%, 2/27/20	EUR	400,000	$501,196
Morrison (WM) Supermarkets, 3.5%, 7/27/26	GBP	250,000	366,999

			$868,195
Supranational - 0.2%
International Bank for Reconstruction and Development, 4.25%, 6/24/25	AUD	590,000	$512,816
International Finance Corp., 3.25%, 7/22/19	AUD	855,000	691,210

			$1,204,026
Telecommunications - Wireless - 0.9%
America Movil S.A.B. de C.V., 4.75%, 6/28/22	EUR	750,000	$1,068,279
American Tower Corp., REIT, 5%, 2/15/24		$1,500,000	1,636,404
Crown Castle International Corp., 5.25%, 1/15/23		1,400,000	1,477,000
Rogers Communications, Inc., 5%, 3/15/44		750,000	839,513
Wind Acquisition Finance S.A., 4%, 7/15/20	EUR	450,000	512,259

			$5,533,455
Telephone Services - 0.1%
TELUS Corp., 5.05%, 7/23/20	CAD	1,070,000	$992,581

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bond - continued
Tobacco - 0.3%
Altria Group, Inc., 4%, 1/31/24		$1,000,000	$1,071,020
Philip Morris International, Inc., 4.875%, 11/15/43		750,000	864,450

			$1,935,470
Transportation - Services - 0.2%
ERAC USA Finance LLC, 4.5%, 2/15/45 (n)		$153,000	$154,924
Heathrow Funding Ltd., 4.625%, 10/31/48	GBP	275,000	496,437
Hit Finance B.V., 4.875%, 10/27/21	EUR	450,000	631,402

			$1,282,763
U.S. Government Agencies and Equivalents - 0.2%
Small Business Administration, 2.22%, 3/01/33		$1,079,088	$1,073,212

U.S. Treasury Obligations - 5.1%
U.S. Treasury Bonds, 4.5%, 8/15/39		$8,875,000	$12,060,291
U.S. Treasury Bonds, 3.625%, 2/15/44		2,787,000	3,372,053
U.S. Treasury Notes, 3.5%, 5/15/20		4,313,000	4,735,540
U.S. Treasury Notes, 2.75%, 2/15/24		12,253,000	13,052,312

			$33,220,196
Utilities - Electric Power - 1.4%
Alabama Power Co., 4.15%, 8/15/44		$750,000	$821,889
Dominion Resources, Inc., 2.5%, 12/01/19		1,000,000	1,015,466
E.CL S.A., 4.5%, 1/29/25 (n)		1,600,000	1,669,930
E.On International Finance, 6.375%, 6/07/32	GBP	300,000	634,235
EDP Finance B.V., 4.125%, 1/20/21	EUR	500,000	650,084
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24		$1,000,000	1,050,374
Enel S.p.A., 6.25%, 6/20/19	GBP	350,000	633,107
Enel S.p.A., 5.25%, 5/20/24	EUR	450,000	676,498
NGG Finance PLC, 5.625% to 6/18/25, FRN to 6/18/73	GBP	350,000	599,516
PPL Capital Funding, Inc., 5%, 3/15/44		$750,000	892,876
Southern Electric Power Distribution PLC, 4.625%, 2/20/37	GBP	300,000	544,918

			$9,188,893
Total Bonds			$579,028,570

Money Market Funds - 12.8%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)		82,720,391	$82,720,391
Total Investments			$661,748,961

Other Assets, Less Liabilities - (2.3)%			(14,846,951)
Net Assets - 100.0%			$646,902,010

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $16,803,327, representing 2.6% of net assets.
(v)

Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Chesapeake Funding LLC, “A”, FRN, 0.621%, 5/07/24	01/29/15	$3,258,738	$3,260,267
Smurfit Kappa Acquisitions, 2.75%, 2/01/25	02/25/15	847,125	866,564
Total Restricted Securities			$4,126,831
% of Net assets			0.6%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 2/28/15

Forward Foreign Currency Exchange Contracts at 2/28/15

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	JPMorgan Chase Bank N.A.	4,603,000	4/10/15	$3,624,126	$3,588,147	$35,979
SELL	AUD	Westpac Banking Corp.	25,831,100	4/10/15	20,760,970	20,135,952	625,018
SELL	CAD	Credit Suisse Group	2,486,525	4/10/15	2,106,743	1,987,936	118,807
BUY	CHF	Barclays Bank PLC	3,293,000	4/10/15	3,245,119	3,459,982	214,863
BUY	CLP	Barclays Bank PLC	4,010,139,000	5/29/15	6,425,475	6,450,048	24,573
SELL	DKK	Goldman Sachs International	46,287,561	4/10/15	7,226,782	6,951,839	274,943

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 2/28/15 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
SELL	EUR	Barclays Bank PLC	174,440	4/10/15	$197,951	$195,302	$2,649
SELL	EUR	Citibank N.A.	757,458	4/10/15	879,816	848,044	31,772
SELL	EUR	Deutsche Bank AG	124,731	4/10/15	139,724	139,648	76
SELL	EUR	Goldman Sachs International	24,556,468	4/10/15	28,120,291	27,493,241	627,050
SELL	EUR	JPMorgan Chase Bank N.A.	35,282,910	4/10/15	42,038,473	39,502,486	2,535,987
BUY	GBP	Credit Suisse Group	2,199,616	4/10/15	3,350,213	3,394,895	44,682
BUY	GBP	Goldman Sachs International	627,000	4/10/15	946,966	967,714	20,748
BUY	GBP	Merrill Lynch International Bank	2,199,616	4/10/15	3,350,191	3,394,896	44,705
SELL	IDR	JPMorgan Chase Bank N.A.	40,131,000,000	3/16/15	3,150,000	3,097,993	52,007
BUY	INR	Barclays Bank PLC	201,295,000	4/13/15	3,207,888	3,224,229	16,341
BUY	INR	JPMorgan Chase Bank N.A.	203,623,000	4/13/15	3,247,058	3,261,518	14,460
BUY	KRW	JPMorgan Chase Bank N.A.	622,860,000	4/17/15	563,725	566,416	2,691
BUY	KRW	Merrill Lynch International Bank	7,838,605,000	4/17/15	7,040,242	7,128,271	88,029
BUY	MYR	Barclays Bank PLC	4,381,000	3/31/15	1,203,902	1,212,517	8,615
SELL	MYR	JPMorgan Chase Bank N.A.	34,964,000	3/31/15	9,718,972	9,676,884	42,088
SELL	NOK	Goldman Sachs International	43,024,030	4/10/15	5,634,285	5,606,146	28,139
SELL	NZD	Westpac Banking Corp.	13,849,485	4/10/15	10,697,855	10,433,398	264,457
SELL	PEN	Morgan Stanley Capital Services, Inc.	1,171,930	3/12/15	389,669	378,249	11,420
SELL	SEK	Credit Suisse Group	18,560,685	4/10/15	2,310,550	2,227,242	83,308
SELL	SEK	Deutsche Bank AG	31,788,954	4/10/15	3,929,656	3,814,605	115,051
SELL	SEK	Goldman Sachs International	52,983,851	4/10/15	6,689,205	6,357,946	331,259
BUY	THB	JPMorgan Chase Bank N.A.	52,675,000	3/16/15	1,592,833	1,626,874	34,041
BUY	ZAR	JPMorgan Chase Bank N.A.	15,132,000	4/10/15	1,269,926	1,288,273	18,347

							$5,712,105

Liability Derivatives
BUY	AUD	Westpac Banking Corp.	7,900,000	4/10/15	$6,450,745	$6,158,237	$(292,508)
SELL	AUD	Goldman Sachs International	30,714	4/10/15	23,929	23,942	(13)
BUY	CHF	JPMorgan Chase Bank N.A.	3,103,000	4/10/15	3,437,283	3,260,347	(176,936)
SELL	CHF	UBS AG	1,483,000	4/10/15	1,473,284	1,558,200	(84,916)
BUY	CZK	Citibank N.A.	14,293,000	4/10/15	615,652	581,151	(34,501)
BUY	DKK	Citibank N.A.	877,000	4/10/15	139,382	131,715	(7,667)
BUY	EUR	Citibank N.A.	6,576,094	4/10/15	7,468,288	7,362,547	(105,741)
BUY	EUR	Credit Suisse Group	4,400,000	4/10/15	4,978,288	4,926,208	(52,080)
BUY	EUR	Deutsche Bank AG	25,183,302	4/10/15	29,420,075	28,195,040	(1,225,035)
BUY	EUR	Goldman Sachs International	14,668,397	4/10/15	17,143,379	16,422,629	(720,750)
BUY	EUR	JPMorgan Chase Bank N.A.	5,667,000	4/10/15	6,467,974	6,344,732	(123,242)
BUY	EUR	Merrill Lynch International Bank	69,962	4/10/15	83,597	78,329	(5,268)
SELL	GBP	Goldman Sachs International	1,495,904	4/10/15-5/29/15	2,289,328	2,308,211	(18,883)
BUY	IDR	JPMorgan Chase Bank N.A.	39,621,261,000	3/16/15	3,125,445	3,058,642	(66,803)
SELL	IDR	JPMorgan Chase Bank N.A.	41,582,666,114	3/16/15	3,203,595	3,210,057	(6,462)
BUY	ILS	Goldman Sachs International	3,267,000	5/29/15	841,349	820,654	(20,695)
BUY	JPY	Barclays Bank PLC	114,745,000	4/10/15	982,851	959,739	(23,112)
BUY	JPY	Deutsche Bank AG	2,408,626,456	4/10/15	20,301,556	20,146,005	(155,551)
BUY	JPY	Goldman Sachs International	272,081,698	4/10/15	2,285,809	2,275,720	(10,089)
BUY	MXN	JPMorgan Chase Bank N.A.	34,468,000	4/10/15	2,306,169	2,302,464	(3,705)
SELL	MYR	JPMorgan Chase Bank N.A.	4,678,000	3/31/15	1,279,540	1,294,716	(15,176)
SELL	NOK	Deutsche Bank AG	23,168,346	4/10/15	2,997,082	3,018,897	(21,815)
SELL	NOK	Goldman Sachs International	10,123,228	4/10/15	1,316,765	1,319,084	(2,319)
BUY	PEN	Morgan Stanley Capital Services, Inc.	1,140,148	3/12/15	379,102	367,991	(11,111)
BUY	PLN	Goldman Sachs International	5,021,000	4/10/15	1,389,314	1,352,426	(36,888)
BUY	SGD	Barclays Bank PLC	1,425,000	4/10/15	1,064,762	1,044,513	(20,249)
BUY	TRY	Barclays Bank PLC	2,694,000	4/10/15	1,133,514	1,062,801	(70,713)

							$(3,312,228)

At February 28, 2015, the fund had cash collateral of $780,000 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/28/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Concentration

The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the global bond market, as a whole, as measured by an index determined by MFS to be an appropriate measure of the global bond market. At February 28, 2015, the fund did not have more than 25% of its assets invested in any one industry.

(2) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of February 28, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$34,293,408	$—	$34,293,408
Non-U.S. Sovereign Debt	—	314,054,048	—	314,054,048
U.S. Corporate Bonds	—	116,472,847	—	116,472,847
Residential Mortgage-Backed Securities	—	21,220,365	—	21,220,365
Commercial Mortgage-Backed Securities	—	20,751,250	—	20,751,250
Asset-Backed Securities (including CDOs)	—	12,665,482	—	12,665,482
Foreign Bonds	—	59,571,170	—	59,571,170
Mutual Funds	82,720,391	—	—	82,720,391
Total Investments	$82,720,391	$579,028,570	$—	$661,748,961

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$2,399,877	$—	$2,399,877

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

(3) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$685,398,559
Gross unrealized appreciation	6,731,715
Gross unrealized depreciation	(30,381,313)
Net unrealized appreciation (depreciation)	$(23,649,598)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(4) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	50,813,644	191,635,808	(159,729,061)	82,720,391

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$22,385	$82,720,391

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2015, are as follows:

United States	41.5%
Japan	11.9%
Italy	7.9%
United Kingdom	5.5%
Spain	5.3%
France	3.3%
Australia	3.2%
Canada	3.1%
Germany	2.7%
Other Countries	15.6%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: April 14, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: April 14, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 14, 2015

*	Print name and title of each signing officer under his or her signature.